Cover	Oct. 27, 2026	Aug. 10, 2026
Cover [Abstract]
Document Type		8-K
Document Period End Date	Oct. 27, 2026
Entity Registrant Name		UPWORK INC.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-38678
Entity Tax Identification Number		46-4337682
Entity Address, Address Line One		530 Lytton Avenue, Suite 301
Entity Address, City or Town		Palo Alto,
Entity Address, State or Province		CA
Entity Address, Postal Zip Code		94301
City Area Code		650
Local Phone Number		316-7500
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, $0.0001 par value per share
Trading Symbol		UPWK
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false
Entity Central Index Key		0001627475
Amendment Flag		false